Income Taxes (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2007
Income Taxes [Textual] [Abstract]
Net operating loss carry forward for regular tax purposes	$ 142
Operating loss carryforwards relates to corporate acquisitions	49
Depletion Carryover	2.5
Operating loss carry forwards relating to business acquisition	45	13
Operating loss carryforwards stock based compensation	$ 9
Percentage of ownership change for imposing limitation on operating loss carry forward	50.00%
Period of ownership change	3 years